TRADE ACCOUNTS RECEIVABLE - Non current trade accounts receivable (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
B2B merchandise resale portion - 24 months		R$ 207,405	R$ 235,368
Vivo TECH product	[1]	424,404	443,761
Nominal amount receivable		631,809	679,129
Deferred financial income		(73,696)	(88,610)
Present value of accounts receivable		558,113	590,519
Estimated impairment losses		(207,077)	(191,490)
Present value of accounts receivable		R$ 351,036	R$ 399,029
Maturity schedule		5 years
Percent of trade account receivables		10.00%

[1]	The maturity schedule of the nominal amounts and the present value of the Vivo TECH product does not exceed five years.